Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
(7) Financial	Instruments

Financial Assets

	Years Ended December 31,
	2011	2010	2009
	A$	A$	A$
Financial assets:
Cash and cash equivalents	15,089,209	23,271,766	31,291,011
Accounts receivables	4,889,783	3,588,798	415,397
Financial instruments	83,339	—	—

Total financial assets	20,062,331	26,860,564	31,706,408

Debt:
Short and long term debt/borrowings	—	—	—
Financial instruments	—	—	47,412

Total debt	—	—	47,412

Net financial assets	20,062,331	26,860,564	31,658,996

The carrying value of the cash and cash equivalents and the accounts receivables approximates fair value because of their short-term nature.

We regularly review all our financial assets for impairment. There were no impairments recognized in 2011, 2010 and 2009.

Derivative Instruments and Hedging Activities

In determining fair value, we utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as consider our own and counterparty credit risk. At December 31, 2011 and 2010 we did not have any assets or liabilities that utilize Level 3 inputs. The valuation of our foreign exchange derivatives are based on the market approach using observable market inputs, such as forward rates and incorporate non-performance risk (the credit standing of the counterparty when the derivative is in a net asset position, and the credit standing of the Company when the derivative is in a net liability position). Our derivative assets are categorized as Level 2.

At December 31, 2011 (2010: nil) we had outstanding contracts with a notional amount of US$4.0 million. The fair value of these contracts at December 31, 2011 (2010: nil) was an asset of A$83,339 recorded as ‘Financial Instruments’ in consolidated balance sheet. As of December 31, 2011, substantially all of the derivative gain recognized in accumulated other comprehensive income (AOCI) will be recognized in earnings within the next 12 months. No amount of ineffectiveness was recorded in earnings for these designated cash flow hedges for the year ended December 31, 2011 (2010: nil). For further details, see Notes to Consolidated Financial Statements — Note 2. Summary of Significant Accounting Policies.